ADVISER MANAGED TRUST

Tactical Offensive Equity Fund (the "Fund")

Supplement Dated September 20, 2013
to the Prospectus dated November 30, 2012

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Sub-Adviser

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Fund, the text with respect to PanAgora Asset Management Inc. ("PanAgora") is hereby deleted.

In the same chart, the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with Fund	Title with Sub-Adviser
Neuberger Berman Management LLC	Conrad A. Saldanha, CFA	Since 2013	Managing Director

In addition, under the heading "Tactical Offensive Equity Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the paragraph with respect to PanAgora is hereby deleted.

Under the same heading, the following paragraph is hereby added in the appropriate alphabetical order thereof:

Neuberger Berman Management LLC: Neuberger Berman Management LLC (NBML), located at 605 Third Avenue, New York, New York 10158, serves as a Sub-Adviser to the Tactical Offensive Equity Fund. Conrad A. Saldanha, CFA, Managing Director, is responsible for the management of the portion of the Tactical Offensive Equity Fund's assets allocated to NBML. Mr. Saldanha joined NBML in 2008. He is a portfolio manager for the Global Equity team and is responsible for Emerging Market equities. Prior to joining the firm, he held several positions at GE Asset Management, Inc.; most recently, vice president and co-portfolio manager on the Global Emerging Markets product, as well as the portfolio manager for the Indian Equity strategy. He earned a B.Com from St. Xavier's College, Calcutta, an MBA from Virginia Polytechnic Institute and has also been awarded the Chartered Financial Analyst designation.

Addition of Portfolio Manager

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Fund, the text with respect to Causeway Capital Management LLC ("Causeway") is hereby deleted and replaced with the following:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Causeway Capital Management LLC	Sarah H. Ketterer	Since 2011	Chief Executive Officer
	Harry W. Hartford	Since 2011	President
	James A. Doyle	Since 2011	Director
	Jonathan P. Eng	Since 2011	Director
	Kevin Durkin	Since 2011	Director
	Conor Muldoon, CFA	Since 2011	Director
	Foster Corwith	Since 2013	Director
	Alessandro Valentini	Since 2013	Director
	Arjun Jayaraman, PhD, CFA	Since 2013	Director
	MacDuff Kuhnert, CFA	Since 2013	Director

In addition, under the heading "Tactical Offensive Equity Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the paragraph with respect to Causeway is hereby deleted and replaced with the following:

Causeway Capital Management LLC: Causeway Capital Management LLC ("Causeway"), located at 11111 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025, serves as a Sub-Adviser to the Tactical Offensive Equity Fund. The following team of portfolio managers manages Causeway's portion of the Tactical Offensive Equity Fund.

Sarah H. Ketterer is the chief executive officer of Causeway and co-founded Causeway in June 2001. She is a portfolio manager of Causeway's international value equity, international value select, global value equity, international opportunities, global opportunities, and global absolute return strategies. Prior to that, she was with the Hotchkis and Wiley division of Merrill Lynch Investment Managers, L.P. ("HW-MLIM") since 1996, where she was a managing director and co-head of the International and Global Value Equity Team in Los Angeles. Ms. Ketterer has a BA in Economics and Political Science from Stanford University and an MBA from the Amos Tuck School, Dartmouth College.

Harry W. Hartford is the president of Causeway and co-founded Causeway in June 2001. Mr. Hartford is a portfolio manager of Causeway's international value equity, international value select, global value equity, international opportunities, global opportunities, and global absolute return strategies. Prior to that, he was with HW-MLIM since 1996, where he was a managing director and co-head of the International and Global Value Equity Team in Los Angeles. Mr. Hartford has a BA, with honors, in Economics from the University of Dublin, Trinity College, and an MSc in Economics from Oklahoma State University, and is a Phi Kappa Phi member.

James A. Doyle is a director of Causeway and is a portfolio manager of Causeway's international value equity, international value select, global value equity, international opportunities, global opportunities, and global absolute return strategies. He joined the firm in June 2001. Previously, Mr. Doyle was with HW-MLIM since 1997, where he was a vice president and the head of investment research for the International and Global Value Equity Team in Los Angeles. Mr. Doyle has a BA in Economics from Northwestern University and an MBS in Finance from the Wharton School, University of Pennsylvania.

Jonathan P. Eng is a director of Causeway and is a portfolio manager of Causeway's international value equity, international value select, global value equity, international opportunities, global opportunities, and global absolute return strategies. Mr. Eng joined the firm in July 2001. From 1997 to July 2001, Mr. Eng was with HW-MLIM in Los Angeles and London, where he was an equity research associate for the International and Global Value Equity Team. Mr. Eng has a BA in History and Economics from Brandeis University and an MBA from the Anderson Graduate School of Management at UCLA.

Kevin Durkin is a director of Causeway and a portfolio manager of Causeway's international value equity, international value select, global value equity, international opportunities, global opportunities, and global absolute return strategies. Mr. Durkin joined the firm in June 2001. From 1999 to June 2001, Mr. Durkin was with HW-MLIM in Los Angeles, where he was an equity research associate for the International and Global Value Equity Team. Mr. Durkin has a BS, cum laude, from Boston College and an MBA from the University of Chicago.

Conor Muldoon, CFA, is a director of Causeway and is a portfolio manager of Causeway's international value equity, international value select, global value equity, international opportunities, global opportunities, and global absolute return strategies. Mr. Muldoon joined the firm in June 2003. From 1995 to June 2003, Mr. Muldoon was an investment consultant for Fidelity Investments where he served as a liaison between institutional clients and investment managers within Fidelity. Mr. Muldoon has a BSc and an MA from the University of Dublin, Trinity College and an MBA, with high honors, from the University of Chicago. Mr. Muldoon was inducted into the Beta Gamma Sigma honors society and is also a CFA charterholder.

Foster Corwith is a director of Causeway and is a portfolio manager of Causeway's international value equity, international value select, global value equity, international opportunities, global opportunities, and global absolute return strategies. Mr. Corwith joined the firm in July 2006 as a research associate and was promoted to portfolio manager in April 2013. During the summer of 2005, Mr. Corwith worked as a research analyst at Deutsche Asset Management, where he was responsible for researching consumer staples companies. From 2003 to 2004, Mr. Corwith was a project manager in the Corporate Services group of The Bank of New York where he oversaw the integration of trading platforms for broker-dealer clients acquired during the firm's merger with Mellon Financial. From 2001- 2003, Mr. Corwith was an analyst in Credit Suisse First Boston's prime brokerage unit where he worked as a liaison between the group's security lending, technology, and account management groups. From 2000-2001, Mr. Corwith was a management trainee at Donaldson Lufkin & Jenrette working with the equity research team. Mr. Corwith has a BA, cum laude, from Tufts University, an MBA from the University of Chicago, and is a CFA charterholder.

Alessandro Valentini is a director of Causeway and is a portfolio manager of Causeway's international value equity, international value select, global value equity, international opportunities, global opportunities, and global absolute return strategies. Mr. Valentini joined the firm in July 2006 as a research associate and was promoted to portfolio manager in April 2013. During the summer of 2005, Mr. Valentini worked as a research analyst at Thornburg Investment Management where he conducted fundamental research for the international value and domestic value funds, focusing on the European telecommunication and Canadian oil sectors. From 2000-2004, Mr. Valentini worked as a financial analyst at Goldman Sachs in the European Equities Research-Sales division in New York. Mr. Valentini has an MBA from Columbia Business School, with honors, an MA in Economics from Georgetown University and a BS, magna cum laude, from Georgetown University. Mr. Valentini is a CFA charterholder.

Arjun Jayaraman, PhD, CFA, is a director and head of the quantitative research group at Causeway. He is a portfolio manager of Causeway's emerging markets equity, international opportunities, international opportunities socially responsible, global opportunities, and global absolute return strategies. Dr. Jayaraman joined the firm in 2006 as a portfolio manager. From 2004 to 2005, Dr. Jayaraman was a portfolio manager for quantitative strategies at PanAgora Asset Management. He was the lead portfolio manager of its non-U.S. large cap core equity portfolios and was the co-portfolio manager of its global large cap core equity portfolios. From 2000-2004, Dr. Jayaraman managed similar portfolios at Putnam Investments in addition to working closely with the teams that managed Putnam's traditional non-U.S. strategies. Dr. Jayaraman has a BA in Economics from Columbia University, a PhD from New York University (Stern School of Business), and is a CFA charterholder.

MacDuff Kuhnert, CFA, is a director of Causeway and is a portfolio manager of Causeway's emerging markets equity, international opportunities, international opportunities socially responsible, global opportunities, and global absolute return strategies. He joined Causeway as a quantitative research associate in July 2001 and was promoted to portfolio manager in March 2007. From 1996 to July 2001, Mr. Kuhnert worked for HW-MLIM as a quantitative research associate, where he created and developed advanced quantitative models used in the international value investment process. Mr. Kuhnert has a BA in Chemistry from Dartmouth College, and is a CFA charterholder.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-835 (9/13)

ADVISER MANAGED TRUST

Tactical Offensive Equity Fund (the "Fund")

Supplement Dated September 20, 2013
to the Statement of Additional Information ("SAI") dated November 30, 2012

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Sub-Adviser

Under the heading "The Sub-Advisers," under the section entitled "The Adviser and Sub-Advisers," all references to PanAgora Asset Management Inc.'s ("PanAgora") management of the Fund are hereby deleted.

Under the same heading, the following paragraph is hereby added in the appropriate alphabetical order thereof:

NEUBERGER BERMAN MANAGEMENT LLC—Neuberger Berman Management LLC ("NBML") serves as a Sub-Adviser to a portion of the assets of the Tactical Offensive Equity Fund. NBML is an indirect, wholly owned subsidiary of Neuberger Berman Group LLC ("Neuberger Berman").

In addition, under the heading "Sub-Adviser Portfolio Management," in the section entitled "The Adviser and Sub-Advisers," all references to PanAgora's management of the Fund are hereby deleted.

In the same section, the following text is hereby added in the appropriate alphabetical order thereof:

Neuberger Berman

Compensation. SIMC pays NBML a fee based on the assets under management of the Tactical Offensive Equity Fund as set forth in an investment sub-advisory agreement between NBML and SIMC. NBML pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Tactical Offensive Equity Fund. The following information relates to the period ended July 31, 2013.

Neuberger Berman's compensation philosophy is one that focuses on rewarding performance and incentivizing the firm's employees. Neuberger Berman considers a variety of factors in determining fixed and variable compensation for employees, including firm performance, individual performance, overall contribution to the team, collaboration with colleagues across the firm, effective partnering with clients to achieve goals, risk management and the overall investment performance. It is the firm's foremost goal to create a compensation process that is fair, transparent, and competitive with the market.

Neuberger Berman investment professionals on portfolio management teams receive a fixed salary and are eligible for an annual bonus. The annual bonus for an individual investment professional is paid from a "bonus pool" made available to the portfolio management team with which the investment professional is associated. The amount available in the bonus pool is determined based on a number of factors including the revenue that is generated by that particular portfolio management team, less certain adjustments. Once the final size of the available bonus pool is determined, individual bonuses are determined based on a number of factors including, but not limited to, the aggregate investment performance of all strategies managed by the individual, utilization of central resources, business building to further the longer term sustainable success of the investment team, effective team/people management, and overall contribution to the success of Neuberger Berman. In some cases, bonus pools may be subject to a hold-back applied to revenues. Research Analysts who are embedded within portfolio management teams participate in a similar compensation structure established for their respective teams, at the discretion of their group heads, thereby aligning them with the long-term performance of their respective teams.

Incentive Structure

As a firm, Neuberger Berman believes that providing its employees with appropriate incentives, a positive work environment and an inclusive and collaborative culture is critical to the firm's success in retaining employees.

The terms of Neuberger Berman's long-term retention incentives are as follows:

•  Employee-Owned Equity. An integral part of Neuberger Berman's management buyout was the implementation of an equity ownership structure which embodies the importance of incentivizing and retaining key investment professionals. Investment professionals have received a majority of the common equity owned by all employees. Employee equity is generally subject to vesting (generally 25% vests each year at the 2nd, 3rd, 4th and 5th anniversaries of the grant).

•  Contingent Compensation. Neuberger Berman established the Neuberger Berman Group Contingent Compensation Plan (the "CCP") to serve as a means to further align the interests of employees with the success of the firm and the interests of clients, and to reward continued employment. Under the CCP, a percentage of a participant's total compensation is contingent and tied to the performance of a portfolio of Neuberger Berman investment strategies as specified by the firm on an employee-by-employee basis. By having a participant's contingent compensation be tied to Neuberger Berman investment strategies, each employee is given further incentive to operate as a prudent risk manager and to collaborate with colleagues to maximize performance across all business areas. In the case of Portfolio Managers, the CCP is currently structured so that such employees have exposure to the investment strategies of their respective teams as well as the broader Neuberger Berman portfolio. In addition, CCP Participants who are also current equity holders may make an election to direct a portion of future Contingent Amounts into a program involving cash, equity or other property subject to vesting provisions and other provisions generally consistent with those of the traditional CCP. Subject to satisfaction of certain conditions of the CCP (including conditions relating to continued employment), contingent amounts will vest after three years. Neuberger Berman determines annually which employees participate in the program based on total compensation for the applicable year.

•  Restrictive Covenants. Select senior professionals who have received equity grants have agreed to restrictive covenants which may include non-compete and non-solicit restrictions depending on participation.

Ownership of Fund Shares. As of July 31, 2013, NBML's portfolio manager did not beneficially own any shares of the Tactical Offensive Equity Fund.

Other Accounts. As of July 31, 2013, in addition to the Tactical Offensive Equity Fund, NBML's portfolio manager was responsible for the day-today management of certain other accounts as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts**
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
*Conrad A. Saldanha, CFA	5	$1,706	0	$0	55	$9,091

None of the accounts listed above is subject to a performance-based advisory fee.

*  Assets represent accounts managed by Neuberger Berman's Global Equity Team.

**  Other accounts include separate accounts, sub-advised accounts and managed accounts (WRAP).

Conflicts of Interest. Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or account. The management of multiple funds and accounts (including proprietary accounts) may give rise to actual or potential conflicts of interest if the Tactical Offensive Equity Fund and other accounts have different or similar objectives, benchmarks, time horizons and fees, as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The portfolio manager may execute transactions for a fund or account that may adversely impact the value of securities held by the Tactical Offensive Equity Fund and that may include transactions that are directly contrary to the positions taken by the Tactical Offensive Equity Fund. For example, a portfolio manager may engage in short sales of securities for another account that are the same type of securities in which a fund he or she manages also invests. In such a case, the portfolio manager could be seen as harming the performance of the Tactical Offensive Equity Fund for the benefit of the account engaging in short sales if the short sales cause the market value of the securities to fall. Additionally, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or account, the Tactical Offensive Equity Fund may not be able to take full advantage of that opportunity. If one account were to buy or sell portfolio securities shortly before another account bought or sold the same securities, it could affect the price paid or received by the second account. Securities selected for other accounts may outperform the securities selected for the Tactical Offensive Equity Fund. Finally, a conflict of interest may arise if NBML and a portfolio manager have a financial incentive to favor one account over another because of a performance-based management fee that applies to one account but not to the Tactical Offensive Equity Fund or other accounts for which the portfolio manager is responsible.

NBML has adopted certain compliance procedures that are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Addition of Portfolio Manager

Under the heading "The Sub-Advisers," under the section entitled "The Adviser and Sub-Advisers," all references to Causeway Capital Management LLC's ("Causeway") management of the Fund are hereby delete and replaced with the following:

CAUSEWAY CAPITAL MANAGEMENT LLC—Causeway Capital Management LLC ("Causeway") serves as a Sub-Adviser to a portion of the assets of the Tactical Offensive Equity Fund. Causeway was founded in 2001 as a Delaware limited liability company. Causeway is 100% employee-owned.

In addition, under the heading "Sub-Adviser Portfolio Management," in the section entitled "The Adviser and Sub-Advisers," all references to Causeway's management of the Fund are hereby deleted and replaced with the following:

Causeway

Compensation. SIMC pays Causeway a fee based on the assets under management of the Tactical Offensive Equity Fund as set forth in an investment sub-advisory agreement between Causeway and SIMC. Causeway pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Tactical Offensive Equity Fund. The following information relates to the period ended July 31, 2013.

Ms. Ketterer and Mr. Hartford, the Chief Executive Officer and President of the firm, respectively, receive an annual salary and are entitled, as controlling owners of the firm, to distributions from the firm's net profit based on their ownership interests. They do not receive incentive compensation. Messrs. Doyle, Eng, Durkin, Muldoon, Corwith, Valentini, Jayaraman, and Kuhnert also portfolio managers of the Tactical Offensive Equity Fund, receive a salary, incentive compensation (including potentially equity and/or phantom equity awards) and distributions of firm net profit based on their ownership interests.

Incentive compensation is paid in the discretion of the firm's Operating Committee, led by Ms. Ketterer and Mr. Hartford, weighing a variety of objective and subjective factors. Portfolios are team-managed; no specific formula is used and incentive compensation is not based on the specific performance of the Tactical Offensive Equity Fund or any other single client account managed by Causeway. The following factors are among those considered in determining incentive compensation for Messrs. Doyle, Eng, Durkin, Muldoon, Corwith, Valentini, Jayaraman, and Kuhnert: individual research contribution, portfolio management contribution, group research contribution and client service contribution.

Ownership of Fund Shares. As of July 31, 2013, none of Causeway's portfolio managers beneficially owned any shares of the Tactical Offensive Equity Fund.

Other Accounts. As of July 31, 2013, in addition to the Tactical Offensive Equity Fund, portfolio managers of Causeway's international value equity, international opportunities, global opportunities, and global absolute return strategies were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts		Total Assets (in billions)
Sarah H. Ketterer	12	$6.963	15	$2.303	75		$12.129
	0	$0	0	$0	2	*	$.749
Harry W. Hartford	12	$6.963	15	$2.303	76		$12.094
	0	$0	0	$0	2	*	$.749
James A. Doyle	12	$6.963	15	$2.303	77		$12.093
	0	$0	0	$0	2	*	$.749
Jonathan P. Eng	12	$6.963	15	$2.303	74		$12.093
	0	$0	0	$0	2	*	$.749
Kevin Durkin	12	$6.963	15	$2.303	72		$12.094
	0	$0	0	$0	2	*	$.749
Conor Muldoon, CFA	12	$6.963	15	$2.303	78		$12.093
	0	$0	0	$0	2	*	$.749
Foster Corwith	12	$6.963	15	$2.303	72		$12.093
	0	$0	0	$0	2	*	$.749
Alessandro Valentini	12	$6.963	15	$2.303	72		$12.092
	0	$0	0	$0	2	*	$.749

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

As of July 31, 2013, the portfolio managers of Causeway's emerging markets equity, international opportunities, global opportunities, and global absolute return strategies were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts		Total Assets (in billions)
Arjun Jayaraman, PhD, CFA	3	$.307	2	$.347	10		$.831
	0	$0	0	$0	1	*	$.699
MacDuff Kuhnert, CFA	3	$.307	2	$.347	10		$.831
	0	$0	0	$0	1	*	$.699

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. The Causeway portfolio managers who manage the Tactical Offensive Equity Fund also manage their own personal accounts and accounts for other clients, including corporations, pension plans, public retirement plans, Taft-Hartley pension plans, endowments and foundations, mutual funds, charities, private trusts, wrap fee programs and other institutions (collectively, "Other Accounts"). In managing the Other Accounts, the portfolio managers employ investment strategies similar to those used in managing the Tactical Offensive Equity Fund, subject to certain variations in investment restrictions. The portfolio managers purchase and sell securities for the Tactical Offensive Equity Fund that they also recommend to Other Accounts. The portfolio managers at times give advice or take action with respect to certain accounts that differs from the advice given Other Accounts with similar investment strategies. Certain Other Accounts pay higher management fee rates than the Tactical Offensive Equity Fund or pay performance-based fees to Causeway. Causeway is the investment adviser and sponsor of five mutual funds: Causeway International Value Fund, Causeway Global Value Fund, Causeway Emerging Markets Fund, Causeway International Opportunities Fund and Causeway Global Absolute Return Fund (together, "Causeway Mutual Funds"). All of the portfolio managers have personal investments in one or more of the Causeway Mutual Funds. Ms. Ketterer and Mr. Hartford hold a controlling interest in Causeway's voting equity, and Messrs. Doyle, Eng, Durkin, Muldoon, Corwith, Valentini, Jayaraman, and Kuhnert have minority interests in Causeway's equity.

Actual or potential conflicts of interest arise from the Tactical Offensive Equity Fund's portfolio managers' management responsibilities with respect to the Other Accounts and their own personal accounts. These responsibilities may cause portfolio managers to devote unequal time and attention across client accounts and the differing fees, incentives and relationships with the various accounts provide incentives to favor certain accounts. Causeway has written compliance policies and procedures designed to mitigate or manage these conflicts of interest. These include policies and procedures to seek fair and equitable allocation of investment opportunities (including IPOs) and trade allocations among all client accounts and policies and procedures concerning the disclosure and use of portfolio transaction information. Causeway also has a Code of Ethics, which, among other things, limits personal trading by portfolio managers and other employees of Causeway. There is no guarantee that any such policies or procedures will cover every situation in which a conflict of interest arises. In addition to the potential conflicts identified above, Causeway's global absolute return strategy takes both long and short positions in securities. Taking a short position in a security may impact the market price of the security and the value of a client account that holds that security long. However, Causeway has a policy that it will not enter into a short position in a security if, at the time of entering into the short position, any client or fund account managed by Causeway holds a long position in a security of the issuer.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-836 (9/13)